Expense Example - Guinness Atkinson Global Innovators Fund - Guinness Atkinson Global Innovators Fund - ETF Class	Jul. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978